Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income and expenses [Abstract]
Capital gain	$ 841	$ 54	$ 0
Past service cost	7	0	14
Energy Transmission Charges	0	6	16
Insurance compensation	0	30	30
Other	11	19	11
Other income recorded in the income statements	859	109	71
Provision for legal claims	31	31	21
Impairment of assets	19	32	489
Provision for historical waste removal and closure costs	18	0	51
Provision for early retirement and dismissal of employees	7	20	39
Environment related provision	1	7	0
Other	8	0	18
Other expenses recorded in the income statements	$ 84	$ 90	$ 618